CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Operating revenues
Oil and gas sales	$ 46,352	$ 17,831	$ 68,992	$ 49,944
Operating expenses
Exploration costs, including dry holes		16,500	41,801	49,520
Lease operating expenses	84,205	101,046	206,223	137,576
General and administrative	335,287	247,772	850,909	362,876
Depreciation expense	3,820	1,216	11,178	3,184
Depletion expense	9,974	3,000	14,074	10,400
Accretion expense	2,000	5,200	6,000	15,600
Total operating expenses	435,286	374,734	1,130,185	579,156
(Loss) from operations	(388,934)	(356,903)	(1,061,193)	(529,212)
Other income (expense)
Loss on debt extinguishment		(330,638)		(330,638)
Loss on disposition of assets				(34,480)
Interest expense	(7,245)	(32,152)	(50,846)	(92,219)
Other income (expense), net	(7,245)	(362,790)	(50,846)	(457,337)
Net (loss)	$ (396,179)	$ (719,693)	$ (1,112,039)	$ (986,549)
Net (loss) per common share - Basic and diluted	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.07)
Weighted average shares outstanding - Basic and diluted	19,237,363	14,038,161	18,167,691	13,412,898